Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefit plans
Vested benefit obligations	$ 932,741	$ 788,714
Unvested benefit obligations	2,343,659	2,058,894
Defined benefit obligation	3,276,400	2,847,608
Fair value of plan assets	1,195,749	1,379,496
Underfunded status of the plan assets	2,080,651	1,468,112
Post-employment benefit liability (asset)	2,080,651	1,468,112	$ 962,497
Pensions
Post-employment benefit plans
Vested benefit obligations	556,619	449,752
Unvested benefit obligations	2,077,506	1,890,108
Defined benefit obligation	2,634,125	2,339,860
Fair value of plan assets	909,324	1,051,076
Underfunded status of the plan assets	1,724,801	1,288,784
Post-employment benefit liability (asset)	1,724,801	1,288,784
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	376,122	338,962
Unvested benefit obligations	266,153	168,786
Defined benefit obligation	642,275	507,748
Fair value of plan assets	286,425	328,420
Underfunded status of the plan assets	355,850	179,328
Post-employment benefit liability (asset)	$ 355,850	$ 179,328